SEGMENT INFORMATION - Revenue by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SEGMENT INFORMATION
Sale of goods and services	$ 333,343,987	$ 464,828,548	$ 419,446,439
Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	61,949,890	96,444,006	56,607,964
Crop protection
SEGMENT INFORMATION
Sale of goods and services	181,908,584	223,538,317	205,685,451
Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	89,485,513	144,846,225	157,153,024
Seed Treatments Packs | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	28,476,396	30,037,798	32,469,652
Seeds & HB4 Program | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	33,473,494	66,406,208	24,138,312
Adjuvants | Crop protection
SEGMENT INFORMATION
Sale of goods and services	56,028,937	56,634,128	52,978,705
Seed CP Products and Services | Crop protection
SEGMENT INFORMATION
Sale of goods and services	28,890,840	34,877,911	26,080,587
Bioprotection | Crop protection
SEGMENT INFORMATION
Sale of goods and services	34,005,377	25,305,608	32,502,175
Other CP Products and Services | Crop protection
SEGMENT INFORMATION
Sale of goods and services	62,983,430	106,720,670	94,123,984
Inoculants & Biofertilizers | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	22,445,093	21,943,468	23,621,534
Micro-beaded Fertilizers | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	56,461,771	88,158,727	90,827,714
Biostimulants | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	$ 10,578,649	19,084,400	9,800,318
Syngenta up-front fee | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services		$ 15,659,630	$ 32,903,458